Note 8 - Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2020	December 31, 2019

Lighting patent	$6,797,000	$6,797,000
Accumulated amortization	(1,522,244)	(1,416,041)

Net	$5,274,756	$5,380,959

	2019	2018

Lighting patent	$6,797,000	$6,797,000
Accumulated amortization	(1,416,041)	(991,229)

Net	$5,380,959	$5,805,771